Note 8 - Commitments and Contingent Liabilities - Future Minimum Lease Payments (Details) $ in Millions	Jun. 30, 2017 USD ($)
2018	$ 0.3
2019	0.3
2020	0.3
Thereafter	0.2
Total minimum lease payments	$ 1.1